Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1 Organization and Description of Business

VSee Health, Inc., (formerly known as Digital Health Acquisition Corp., a Delaware Corporation) (the “Company”, “we”, “our”, “VSee Health” or “us”) is a Delaware-based telehealth software company that provides a scalable, application programming interface-driven platform for virtual healthcare delivery. The platform integrates secure video streaming with medical device data, electronic medical records, and other sensitive data, with multiple other interactive functionalities that enable teamwork that VSee believes are not available from any other system worldwide. Our company’s core platform is a highly scalable, integrated, application program interface (“API”) driven technology platform, for virtual healthcare delivery, with multiple real-time integrations spanning the healthcare ecosystem. Our platform’s APIs power external connectivity and deep integration with a wide range of payors, electronic medical records, third-party applications, and other interfaces with employers, hospital systems, and health systems, which we believe uniquely positions us as a long-term partner meeting the unique needs of the rapidly changing healthcare industry. Our company will also be able to white label our solutions, so they fit into the plans and strategies of our clients, all on a platform that is high-performance and highly scalable.

The Company was formed in Delaware on March 30, 2021, under the name Digital Health Acquisition Corp. (“DHAC”) as a “blank check company” for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, recapitalization or other similar business transaction, one or more operating businesses or assets. On June 24, 2024 (the “Closing Date”), the parties consummated the business combination by and among DHAC, DHAC Merger Sub I, Inc., a Delaware corporation and a direct, wholly owned subsidiary of DHAC (“Merger Sub I”), DHAC Merger Sub II, Inc., a Texas corporation and a direct, wholly owned subsidiary of DHAC (“Merger Sub II”), VSee Lab Inc., a Delaware corporation (“VSee Lab”), and iDoc Virtual Telehealth Solutions, Inc., a Texas corporation (“iDoc”), (the “Business Combination”). In connection with the Business Combination, DHAC changed its name from Digital Health Acquisition Corp. to VSee Health, Inc. Furthermore, unless otherwise stated or unless the context otherwise requires, references to “DHAC” refer to Digital Health Acquisition Corp., a Delaware corporation, prior to the Closing Date. The transaction was accounted for as a reverse recapitalization, with VSee Lab, Inc. identified as the accounting acquirer.

iDoc, provides high-acuity patient care solutions through elite physician services in ICUs using a proprietary technology platform. It delivers neuro-critical care and tele-critical care services to a wide range of customers, including hospital systems, LTACs, and correctional facilities. Staffed by board-certified intensivists, neurointensivists, neurologists, and advanced practice providers, iDoc offers 24/7 care for acute neurological conditions and supports multidisciplinary treatment plans. Its services include teleneurocritical care, teleneurology, epileptology, and advanced monitoring such as intracranial pressure, cerebral hemodynamics, brain oximetry, microdialysis, and continuous EEG.

VSee Lab, is a telehealth software platform offering a scalable, API-driven solution for virtual healthcare delivery. Its proprietary, modular system enables plug-and-play telehealth services with end-to-end encrypted video, integrated with medical devices, EMRs, and other sensitive data.

For financial reporting purposes, historical financial data prior to June 24, 2024, reflects the operations of VSee Lab, Inc. The acquisition of iDoc Virtual Telehealth Solutions, Inc. was treated as a business combination under Accounting Standards Codification 805, Business Combinations, with the excess purchase consideration recorded as goodwill.

On May 31, 2026, the Company divested VSee Lab by selling 100% of its ownership interest to Milton Chen, the Company’s former co-Chief Executive Officer. Following the divestiture, VSee Lab became an independent standalone business and is no longer a subsidiary of VSee Health. Accordingly, VSee Lab has been classified as a discontinued operation for periods subsequent to the divestiture date, where applicable (See Note 3 – Discontinued Operations). Mr. Chen also resigned as the Company’s co-Chief Executive Officer and Chairman of the Board of Directors in connection therewith.

Reverse Stock Split

On September 22, 2026, the Company filed a Certificate of Amendment (the “Reverse Split Amendment”) to the Company’s Second Amended and Restated Certificate of Incorporation, as amended, to effect a reverse stock split of its issued Common Stock in the ratio of 1-for-80 (the “Reverse Stock Split”), which was effective at 5:00 p.m., eastern time, on September 23, 2026. The Common Stock began trading on a split-adjusted basis at the market open on September 24, 2026.

The Reverse Stock Split and the form of Reverse Split Amendment were previously approved by the Company’s Board of Directors and the Company’s stockholders. No fractional shares were issued as a result of the Reverse Stock Split. Instead, any fractional shares that would have resulted from the Reverse Stock Split were rounded up to the next whole number. The number of authorized shares of Common Stock of the Company and number of authorized, issued, and outstanding shares of the preferred stock of the Company did not change.

All share and per-share amounts presented in this prospectus have been retroactively adjusted to give effect to the Reverse Stock Split for all periods presented. Outstanding options, warrants, and other equity-linked securities, and the per-share exercise and conversion prices thereof, have been correspondingly adjusted in accordance with their respective terms.

Going Concern

Management has determined that principal conditions including the Company’s liquidity condition and historical operating losses raise substantial doubt about the Company’s ability to continue as a going concern for a period of time of at least one year after the date that the accompanying consolidated financial statements are issued.

The Company has incurred multiple years of losses resulting in an accumulated deficit of $84,169,712 as of June 30, 2026, and further losses are anticipated in the development of its business. Further, the Company had operating cash outflows from continuing operations of $2,504,301 for the six months ending June 30, 2026. For the three months ended and six months ended June 30, 2026, the Company had a loss from continuing operations of $3,080,442 and $4,344,228 respectively. The Company’s operations have been funded principally through the issuance of debt and equity. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements.

Management has undertaken a series of measures to address these concerns, which include:

●	Revenue Enhancement Strategies: The Company won new contracts with larger hospitals and entered new markets, demonstrating the Company’s ability to generate positive revenue growth from its robust pipeline.

●	Additional Financing: Management is actively engaged with various investors to raise capital and is pursuing a Letter of Intent (LOI) arrangement related to a merger that includes raising additional capital. These initiatives are expected to support the Company's liquidity position and fund future growth plans.

Management has determined that the liquidity condition and historical operating losses raise a substantial doubt about its ability to continue as a going concern for a period of time of least one year after the date that the accompanying condensed consolidated financial statements are issued.

There is no assurance that the Company’s plans to alleviate such concerns will be successful or successful within one year after the date the condensed consolidated financial statements are issued. The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 Organization and Description of Business

VSee Health, Inc., (formerly known as Digital Health Acquisition Corp., a Delaware Corporation) (the “Company”, “we”, “our”, “Vsee Health” or “us”) is a Delaware-based telehealth software company that provides a scalable, application programming interface-driven platform for virtual healthcare delivery. The platform integrates secure video streaming with medical device data, electronic medical records, and other sensitive data, with multiple other interactive functionalities that enable teamwork that VSee believes are not available from any other system worldwide.  Our company’s core platform is a highly scalable, integrated, application program interface (“API”) driven technology platform, for virtual healthcare delivery, with multiple real-time integrations spanning the healthcare ecosystem. Our platform’s APIs power external connectivity and deep integration with a wide range of payors, electronic medical records, third-party applications, and other interfaces with employers, hospital systems, and health systems, which we believe uniquely positions us as a long-term partner meeting the unique needs of the rapidly changing healthcare industry. Our company will also be able to white label our solutions, so they fit into the plans and strategies of our clients, all on a platform that is high-performance and highly scalable.

The Company was formed in Delaware on March 30, 2021, under the name Digital Health Acquisition Corp. (“DHAC”) as a “blank check company” for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, recapitalization or other similar business transaction, one or more operating businesses or assets. On June 24, 2024 (the “Closing Date”), the parties consummated the business combination by and among DHAC, DHAC Merger Sub I, Inc., a Delaware corporation and a direct, wholly owned subsidiary of DHAC (“Merger Sub I”), DHAC Merger Sub II, Inc., a Texas corporation and a direct, wholly owned subsidiary of DHAC (“Merger Sub II”), VSee Lab, Inc., a Delaware corporation (“VSee Lab”), and iDoc Virtual Telehealth Solutions, Inc., a Texas corporation (“iDoc”) (the “Business Combination”). In connection with the Business Combination, DHAC changed its name from Digital Health Acquisition Corp. to VSee Health, Inc. Furthermore, unless otherwise stated or unless the context otherwise requires, references to “DHAC” refer to Digital Health Acquisition Corp., a Delaware corporation, prior to the Closing Date.

At the closing (the “Closing”) of the Business Combination, (1) each share of DHAC common stock was re-designated as a share of the Company’s common stock, par value $0.0001 (the “Common Stock”) and each outstanding warrant of DHAC was re-designated as a warrant of the Company and each whole warrant exercisable for one share of the Company’s Common Stock at an exercise price of $920.00 (the “Warrant”); (2) each issued and outstanding share of Class A common stock of VSee Lab (including all securities that are converted or exchanged into shares of VSee Lab Class A common stock) immediately prior to the Business Combination was automatically cancelled and extinguished and converted into the right to receive approximately 0.005 shares of Common Stock; and (3) each issued and outstanding share of Class A common stock of iDoc immediately prior to the Business Combination was automatically cancelled and extinguished and converted into the right to receive approximately 12 shares of Common Stock.

Furthermore, with the Closing of the Business Combination, (1) pursuant to certain securities purchase agreements entered into on November 21, 2023 (the “Loan Conversion SPAs”) by and among DHAC, VSee Lab and/or iDoc with certain lenders of each of DHAC, VSee Lab and iDoc, certain indebtedness of each of DHAC, VSee Lab and iDoc was converted into shares of Series A Preferred Stock of VSee Health, par value $0.0001 per share (the “Series A Preferred Stock”) upon Closing and the Company issued 1,788 Series A Preferred Stock to such lenders; (2) pursuant to certain securities purchase agreements entered into on November 21, 2023 and as further amended and restated on February 13, 2024 (the “A&R Loan Conversion SPAs”), by and among DHAC, VSee Lab and/or iDoc and certain lenders, following assumption and conversion of the underlying loans, the Company issued 11,156 shares of Common Stock to such lenders after the Closing; and (3) in connection with services performed by A.G.P./Alliance Global Partners (“A.G.P.”) during DHAC’s initial public offering and pursuant to a securities purchase agreement entered into on November 3, 2022 and as further amended on November 21, 2023 (the “A.G.P. Securities Purchase Agreement”), the Company issued 4,370 shares of Series A Preferred Stock to A.G.P. upon Closing.

In addition, pursuant to the exchange agreement (the “Exchange Agreement”) entered by and among DHAC, VSee Lab and iDoc on November 21, 2023, the Company consummated the exchange of a senior convertible promissory note with an aggregate principal value of $2,523,744 (the “Exchange Note”) and issued the Exchange Note with an institutional and accredited investor (the “Bridge Investor”) on the Closing Date. The Exchange Note is guaranteed by each of the Company, VSee Lab and iDoc and is fully secured by collateral of the Company and its subsidiaries including, without limitation, the intellectual property, trademark, and patent rights. In September 2025, the Company converted $304,288 of outstanding principal together with $150,769 of accrued and default interest under the Exchange Note into 7,500 shares of common stock, and in October 2025, converted an additional $1,219,516 of outstanding principal and $34,959 of accrued interest into 20,922 shares of common stock, resulting in the Exchange Note being fully settled with no principal outstanding as of December 31, 2025.

Moreover, in connection with the Closing and pursuant to the convertible note purchase agreement (the “Quantum Purchase Agreement”) entered by and between DHAC and an institutional and accredited investor (the “Quantum Investor”) on November 21, 2023, the Company, on June 25, 2024, issued and sold to the Quantum Investor a 7% original issue discount convertible promissory note (the “Quantum Convertible Note”) in the aggregate principal amount of $3,000,000. On August 28, 2025, the Company agreed to issue 6,250 shares of common stock to the Quantum Investor for facilitating emergency funding and amended the Quantum Convertible Note to increase the principal amount to $3,380,000 and provide for default interest at 22%, issued such shares on October 28, 2025, and in October 2025 converted $4,196,203 of principal and accrued interest into 55,000 shares of common stock, resulting in a remaining balance of $351,307.

The total number of shares of the Company’s Common Stock outstanding immediately following the Closing was approximately 183,660 comprising (i) 42,900 DHAC founders shares; (ii) 713 shares of Common Stock issued to DHAC stockholders, (iii) 65,579 shares of Common Stock issued to VSee Lab stockholders (a portion of which are subject to escrow); (iv) 61,875 shares of Common Stock issued to iDoc stockholders (a portion of which are subject to escrow); (v) 11,156 shares of Common Stock issued to certain lenders pursuant to the A&R Loan Conversion SPAs which were converted following the Closing; and (vi) 1,437 shares of Common Stock issued to the Company’s public stockholders, who are formerly DHAC stockholders.

Apart from the above, on November 21, 2023, DHAC entered into an equity line of credit purchase agreement (the “ELOC Purchase Agreement”) with the Bridge Investor pursuant to which DHAC may sell and issue to the Bridge Investor, and the Bridge Investor is obligated to purchase from DHAC, up to $50,000,000 of its newly issued shares of VSee Health’s Common Stock, from time to time over a 36-month period (the “Equity Purchase Commitment Period”) beginning from the sixth (6th) trading day following the Closing of the Business Combination transaction (the “Equity Purchase Effective Day”), provided that certain conditions are met. The arrangement is hereby referred to as the “ELOC.” In connection with the Bridge Investor’s commitment to enter into the ELOC transaction, pursuant to the ELOC Purchase Agreement, on July 2, 2024, the Company issued and sold to the Bridge Investor a senior unsecured convertible note in a principal amount of $500,000 that is payable only in shares of the Company Common Stock at an initial price of $800.00 per share (the “ELOC Commitment Fee Note”). On September 30, 2024, the Company and the Bridge Investor mutually agreed to extend the maturity date of the ELOC Commitment Fee Note from September 23, 2024, to December 31, 2024. On December 13, 2024, the Company issued 625 shares to Dominion Capital to settle the ELOC Commitment Fee Note upon conversion.

Notwithstanding the legal form of the business combination pursuant to the Business Combination Agreement, the Business Combination was accounted for as a reverse recapitalization with VSee Lab as the accounting acquirer and DHAC and iDoc as the accounting acquirees. Accordingly for accounting purposes, the Business Combination is the equivalent of VSee Lab issuing stock for the net assets of DHAC, accompanied by a recapitalization. The net assets of DHAC were combined with those of VSee Lab at historical cost as of the Closing Date, with no goodwill or other intangible assets recorded. For accounting purposes, VSee Lab is treated as the acquirer, which is the entity that has obtained control of another entity and, thus, consummated a business combination. The historical comparative financial information prior to June 24, 2024, as presented in this annual report is that of VSee Lab as VSee Lab is the predecessor of the Company and the accounting acquirer. As such, for accounting purposes, the “Company” as used in this annual report means “VSee Lab” when referring to financial numbers prior to June 24, 2024, and “VSee Health” when referring to financial numbers after June 24, 2024.

As VSee Lab was determined to be the accounting acquirer in the Business Combination, the acquisition of iDoc was treated as a business combination under Accounting Standards Codification (“ASC”) 805, Business Combinations, and was accounted for using the acquisition method of accounting. The consideration transferred to acquire iDoc was allocated to the assets acquired and liabilities assumed based on the estimated acquisition-date fair values. The excess of consideration transferred to effect the acquisition over the fair values of assets acquired and liabilities assumed was recorded as goodwill. Refer to Note 3 Business Combination for further details.

Going Concern

Management has determined that principal conditions including the Company’s liquidity condition and historical operating losses raise substantial doubt about the Company’s ability to continue as a going concern for a period of time of at least one year after the date that the accompanying consolidated financial statements are issued.

The Company has incurred multiple years of losses resulting in an accumulated deficit of $82,416,723 as of December 31, 2025, and further losses are anticipated in the development of its business. Further, the Company had operating cash outflows of $3,445,733 for the year ended December 31, 2025. For the year ended December 31, 2025, the Company had a loss from operations of $14,712,850. The Company’s operations have been funded principally through the issuance of debt and equity. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements.

Management plans to mitigate the substantial doubt raised by the above conditions and concerns via a series of measures, which include:

●	Revenue Enhancement Strategies: The Company including the acquisition of iDoc on June 24, 2024 (See Note 3 - Business Combination) won new contracts with larger hospitals and entered new markets, demonstrating the Company’s ability to generate positive revenue growth from its robust pipeline.

●	Additional Financing: The Company is in negotiations with an investor for additional financing, which is expected to support its working capital needs and fund its growth initiatives.

Management has determined that the liquidity condition and historical operating losses raises substantial doubt about its ability to continue as a going concern for a period of time of least one year after the date that the accompanying consolidated financial statements are issued.

There is no assurance that the Company’s plans to alleviate such concerns will be successful or unsuccessful within one year after the date the consolidated financial statements are issued. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Reverse Stock Split

On September 22, 2026, the Company filed a Certificate of Amendment (the “Reverse Split Amendment”) to the Company’s Second Amended and Restated Certificate of Incorporation, as amended, to effect a reverse stock split of its issued Common Stock in the ratio of 1-for-80 (the “Reverse Stock Split”), which was effective at 5:00 p.m., eastern time, on September 23, 2026.

The Reverse Stock Split and the form of Reverse Split Amendment were previously approved by the Company’s Board of Directors and the Company’s stockholders. No fractional shares were issued as a result of the Reverse Stock Split. Instead, any fractional shares that would have resulted from the Reverse Stock Split were rounded up to the next whole number. The number of authorized shares of Common Stock of the Company and number of authorized, issued, and outstanding shares of the preferred stock of the Company did not change.

All share and per-share amounts presented in this prospectus have been retroactively adjusted to give effect to the Reverse Stock Split for all periods presented. Outstanding options, warrants, and other equity-linked securities, and the per-share exercise and conversion prices thereof, have been correspondingly adjusted in accordance with their respective terms.